Principal activities and history of the Group (Tables)	12 Months Ended
Dec. 31, 2024
Principal activities and history of the Group
Schedule of principal activities through which the Group conducted businesses

As of December 31, 2024, the Group’s business was conducted through the following major entities:

Name of the entity	Equity interest held	Place of incorporation	Principle activities
ZEEKR Technology Innovation Limited (“Zeekr Innovation”)	100%	British Virgin Islands	Investment holding company
ZEEKR Technology Limited (“Zeekr Technology”)	100%	The People’s Republic of China	Investment holding company
Zhejiang ZEEKR Intelligent Technology Co., Ltd. (“Zhejiang Zeekr”)	100%	The People’s Republic of China	Investment holding company and comprehensive business entity
Zhejiang ZEEKR Automobile Research & Development Co., Ltd. (“Zeekr Research and Development”)	100%	The People’s Republic of China	Provision of research and development services
Viridi E-Mobility Technology (Ningbo) Co., Ltd. (“Ningbo Viridi”)	51%	The People’s Republic of China	Production and sales of electric powertrain and battery packs for electric vehicles
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